PROSPECTUS SUPPLEMENT

September 25, 2020

THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYsm (B Share)

issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following information supplements, and should be read in conjunction with the Prospectus dated May 1, 2020 for The Guardian Investor ProFreedom Variable Annuitysm (B Share), for variable annuity contracts issued through The Guardian Separate Account R.

The third and fourth paragraphs of the Distribution of the Contract section of the prospectus are replaced entirely with the following two paragraphs:

For contracts issued on applications signed between June 16, 2014 and May 31, 2016, commissions paid in conjunction with the annuity contracts will be up to 5% on all premium payments. A commission of up to 0.15% of the unliquidated premiums of the contract may be paid quarterly beginning in the 18th contract month. If the oldest Owner is age 81 or older on the date the application is signed and dated, commissions paid in conjunction with the annuity contracts will be up to 2.5% on all premium payments and, beginning in the 18th contract month, a commission of up to 0.15% of the unliquidated premiums may be paid quarterly. If the oldest Owner is age 86 or older on the date the application is signed and dated, commissions paid in conjunction with the annuity contracts will be up to 1.25% on all premium payments and, beginning in the 18th contract month a commission of up to 0.075% of the unliquidated premiums may be paid quarterly.

For contracts issued on applications signed and dated on or after July 1, 2016, commissions paid in conjunction with the annuity contracts may be up to 5.50% on all premium payments. A commission of up to 0.60% of the unliquidated premiums of the contract may be paid quarterly beginning in the 18th contract month. If the oldest Owner is age 81 or older on the date the application is signed and dated, commissions paid in conjunction with the annuity contracts may be up to 2.00% on all premium payments and, beginning in the 18th contract month, a commission up to 0.60% of the unliquidated premiums may be paid quarterly.

Except as set forth herein, all other provisions of the prospectus shall remain unchanged.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE